SHARE BASED COMPENSATION - Share-based compensation expense 1 (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Oct. 31, 2019	Jul. 01, 2017	Oct. 19, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants			1,190,000	1,866,600
Stock options | 2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants	650,000	1,105,300
Expected life	10 years
Number of options issued	650,000
Stock options | 2019 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 3.78
Vesting period	1 year
Stock options | 2019 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 12
Vesting period	5 years